Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events

16. Subsequent Events

Business Property Lending, Inc. Acquisition

On October 1, 2012, EB, a wholly owned subsidiary of EFC, entered into an amendment to the previously disclosed Stock and Asset Purchase Agreement with General Electric Capital Corporation (GECC) dated June 30, 2012. The amendment, among other things, makes changes to the pool of loans acquired under the agreement and adds provisions related to the payment of certain consultants and the leases of office space. Upon the execution of this amendment, EB acquired all of the issued and outstanding stock of Business Property Lending, Inc. (BP), a wholly owned subsidiary of GECC, for approximately $2,410,000 in cash. The acquisition also included approximately $2,330,000 of performing business lending loans selected by EB, servicing rights to $2,900,000 of loans securitized by GECC and the platforms for originating and servicing commercial real estate loans for essential use properties owned or leased by small and midsize businesses. During the fourth quarter, all assets will be identified and valued and a full purchase price allocation performed as required under the purchase method of accounting.

FHLB Borrowings

During July 2012, in order to support the acquisition of BP and other strategic priorities, EB entered into commitments for five new fixed rate advances and modified five existing advances from the FHLB. The new commitments represent a total borrowing of $636,000 funding September 28, 2012 with interest rates on the advances ranging from 2.28% to 3.28% and principal payments beginning June 2021 with varying maturity dates occurring through March 2032. The weighted average interest rate and weighted average maturity for these advances represents 2.94% and 13 years, respectively. The five advances modified represent a principal balance of $250,000 with post-modification interest rates ranging from 1.23% to 1.89% and newly scheduled maturities beginning in February 2018 and occurring through February 2021. The average interest rate and average remaining maturity for these advances before modification represented 0.73% and approximately 2 years, while following modification the weighted average interest rate and weighted average maturity increased to 1.58% and approximately 7 years, respectively.

Private Placement of Common Stock pursuant to Conversion of Escrowed Cash

In August 2012, the Company converted $48,654 of cash held in escrow into 4,032,662 shares of our common stock at a price per share of $12.065. The conversion price was based on the trailing ten day volume weighted average price per share of the Company’s common stock through August 27, 2012, as quoted on the New York Stock Exchange. The private placement was with certain of the Company’s shareholders all of whom were former shareholders of Tygris Commercial Finance Group, Inc. (TCFG) prior to the acquisition of TCFG in 2010. The cash had been held in escrow to satisfy certain indemnification and other obligations related to the acquisition of TCFG. The newly issued shares in the transaction remain in escrow in accordance with the terms of the original escrow agreement.

32. Subsequent Events

Effective February 8, 2012, EFC executed an asset purchase agreement with MetLife Bank N.A. to acquire the net assets of its Warehouse Lending Division including substantially all of its operations. The business combination provides the Company entry into the Warehouse Lending market, which will serve as a complement to its current product offerings. The transaction is expected to close by April 2, 2012, but a final purchase price has yet to be finalized. Following the closing of the transaction, all assets will be identified and valued and a full purchase price allocation performed.

On January 25, 2012, the Company’s Board of Directors approved a special cash dividend of $4,482 to be paid to the holders of the Series A Preferred Stock per the terms of the arrangement as described in Note 17 in order to induce conversion. As a result of the special cash dividend, all shares of Series A Preferred Stock were converted into shares of common stock at the conversion ratio described in Note 17.